Notes Payable to Third Parties - Schedule of Notes Payable to Third Parties (Details) (Parenthetical)	Mar. 28, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) Integer $ / shares	Sep. 14, 2017 USD ($) Integer $ / shares shares	May 25, 2017 USD ($) Integer $ / shares shares	Mar. 28, 2017 $ / shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Unamortized debt discount							$ 62,500
Warrants issued to purchase common stock | shares						648,600
Emet Capital Partners, LLC [Member]
Debt instrument, maturity date	Sep. 14, 2018
Debt instrument, principal amount	$ 25,850
Warrants issued to purchase common stock | shares	98,600		110,000
Exercise price of warrants | $ / shares	$ .50		$ 0.50
Warrants term	5 years		5 years
Convertible Promissory Note One [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, interest rate				5.00%
Debt instrument, maturity date				May 25, 2018
Unamortized debt discount						$ 7,987	21,849
Debt instrument, principal amount				$ 55,000
Exchange for convertible debt				$ 50,000
Conversion price | $ / shares				$ 0.25
Trading days percentage				50.00%
Trading days period | Integer				20
Debt instrument, term				1 year
Warrants issued to purchase common stock | shares				440,000
Exercise price of warrants | $ / shares				$ 0.50
Warrants term				5 years
Convertible Promissory Note Two [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, interest rate			5.00%
Debt instrument, maturity date			Sep. 14, 2018
Unamortized debt discount						6,236	$ 9,702
Debt instrument, principal amount			$ 13,750
Exchange for convertible debt			$ 12,500
Conversion price | $ / shares			$ 0.25
Trading days percentage			50.00%
Trading days period | Integer			20
Debt instrument, term			1 year
Warrants issued to purchase common stock | shares			110,000
Exercise price of warrants | $ / shares			$ 0.50
Warrants term			5 years
Convertible Promissory Note Three [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, interest rate		5.00%
Debt instrument, maturity date		Jan. 09, 2019
Unamortized debt discount						$ 15,562
Debt instrument, principal amount		$ 20,000
Conversion price | $ / shares		$ 0.25
Trading days percentage		50.00%
Trading days period | Integer		20
Debt instrument, term		1 year
Proceeds from issuance of convertible debt		$ 0
Promissory Note [Member] | John T. Root [Member]
Debt instrument, interest rate					4.00%
Debt instrument, maturity date					Sep. 28, 2017
Conversion price | $ / shares					$ 0.001
Convertible Promissory Note Four [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, interest rate	5.00%
Debt instrument, maturity date	Sep. 14, 2018
Unamortized debt discount	$ 11,887
Debt instrument, principal amount	$ 25,850
Warrants issued to purchase common stock | shares	98,600
Exercise price of warrants | $ / shares	$ 0.50
Warrants term	5 years
Debtenture [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, principal amount	$ 13,750
Allonge [Member] | Emet Capital Partners, LLC [Member]
Debt instrument, principal amount	$ 12,100